                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-22025

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                         ING SEPARATE PORTFOLIOS TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

                (Name and address of
                 agent for service)
                                            With copies to:
              Theresa K. Kelety, Esq.
                ING Investments, LLC    Jeffrey S. Puretz, Esq.
              7337 E. Doubletree Ranch        Dechert LLP
                  Road, Suite 100         1775 I Street, N.W.
                Scottsdale, AZ 85258      Washington, DC 20006

      Registrant's telephone number, including area code: (800) 992-0180

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          Date of fiscal year end: March 31

          Date of reporting period: July 1, 2010 - June 30, 2011

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-22025
Reporting Period: 07/01/2010 - 06/30/2011
ING Separate Portfolios Trust


====================== ING SPORTS CORE FIXED INCOME FUND =======================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING SEPARATE PORTFOLIOS
TRUST

By:    /s/ Shaun P. Mathews
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       Shaun P. Mathews
       President and Chief
       Executive Officer

Date:  August 26, 2011